Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 183.5	$ 181.9
Restricted cash	55.5	16.4
Accounts receivable (net of allowance: 2016 - $8.3; 2015 - $9.1)	501.1	478.1
Prepaid expenses and other	103.6	101.3
Total current assets	843.7	777.7
Property and equipment, net	531.0	549.0
Goodwill	186.2	185.3
Other intangibles	19.1	28.5
Deferred income taxes	327.9	329.8
Other	86.9	76.4
Total assets	1,994.8	1,946.7
Current liabilities:
Short-term borrowings	162.8	32.6
Current maturities of long-term debt	32.8	39.8
Accounts payable	139.3	155.3
Accrued liabilities	385.7	401.2
Restricted cash held for customers	33.2	12.9
Total current liabilities	753.8	641.8
Long-term debt	247.6	358.1
Accrued pension costs	208.8	219.4
Retirement benefits other than pensions	286.1	259.2
Deferred income taxes	7.6	8.1
Other	136.1	129.5
Total liabilities	1,640.0	1,616.1
Commitments and contingent liabilities (notes 3, 4, 13, 15, 18, 22 and 23)
The Brink’s Company (“Brink’s”) shareholders:
Common stock	50.0	48.9
Capital in excess of par value	618.1	599.6
Retained earnings	576.0	561.3
Benefit plan adjustments	(559.6)	(570.5)
Foreign currency translation	(349.1)	(322.6)
Unrealized gains on available-for-sale securities	1.0	1.1
Gains on cash flow hedges	0.7	0.1
Accumulated other comprehensive loss	(907.0)	(891.9)
Brink’s shareholders	337.1	317.9
Noncontrolling interests	17.7	12.7
Total equity	354.8	330.6
Total liabilities and equity	$ 1,994.8	$ 1,946.7